UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Kansas Municipal Bond Fund

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 102.3%

	MUNICIPAL BONDS – 102.3%

	Consumer Staples – 0.7%

$1,535	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/15 at 100.00	BBB	$1,529,766

	Education and Civic Organizations – 6.5%

1,200	Kansas Development Finance Authority, Athletic Facilities Revenue Bonds, K-State Athletics Inc. Project, Series 2011-A1, 5.000%, 7/01/28	7/16 at 100.00	A1	1,265,472

	Kansas Development Finance Authority, Athletic Facilities Revenue Bonds, K-State Athletics, Inc., Project, Series 2012B-1:
1,750	5.000%, 7/01/30	7/17 at 100.00	A1	1,893,938
1,855	5.000%, 7/01/32	7/17 at 100.00	A1	2,007,574

30	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Kansas State University Housing System, Series 2005A, 5.000%, 4/01/22 – NPFG Insured	4/15 at 100.00	AA–	30,136

675	Kansas Development Finance Authority, Revenue Bonds, Kansas Board of Regents University of Kansas Medical Center Research Institute, Series 2010N, 5.000%, 4/01/29	4/20 at 100.00	AA	763,445

1,690	Kansas Development Finance Authority, Revenue Bonds, Wichita State University Union Corporation Student Housing Project, Series 2013F-1, 5.250%, 6/01/38	6/21 at 100.00	Aa3	1,937,382

3,355	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37	3/20 at 100.00	N/R	3,513,490

1,750	Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project, Refunding Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	N/R	1,845,655
12,305	Total Education and Civic Organizations			13,257,092

	Health Care – 25.0%

1,680	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 5.000%, 11/15/20	11/15 at 100.00	A2	1,736,515

3,950	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2010Q, 5.000%, 5/15/35	5/19 at 100.00	A2	4,196,915

5,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.125%, 3/01/39	3/20 at 100.00	A+	5,547,400

2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2008F, 5.375%, 11/15/28	11/17 at 100.00	A2	2,158,240

3,715	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2011F, 5.250%, 11/15/29	11/19 at 100.00	A2	4,106,598

2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,175,140

8,650	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.750%, 11/15/38 (UB)	11/19 at 100.00	Aa2	10,098,529

2,400	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29 (UB)	11/17 at 100.00	Aa2	2,621,328

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,000	5.000%, 1/01/23	1/20 at 100.00	AA–	1,143,300
1,515	5.000%, 1/01/40 (UB)	1/20 at 100.00	AA–	1,677,272

Nuveen Investments	1

Nuveen Kansas Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,750	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 18.046%, 1/01/18 (IF)	No Opt. Call	AA–	$2,499,315

3,250	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A, 5.750%, 9/01/37	9/17 at 100.00	N/R	3,331,868

	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006:
2,500	5.125%, 7/01/26	7/16 at 100.00	A1	2,587,150
500	5.125%, 7/01/36	7/16 at 100.00	A1	514,815

3,000	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc., Refunding Series 2013, 5.000%, 11/15/29	11/22 at 100.00	A+	3,361,080

1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2010A, 5.000%, 9/01/30	9/19 at 100.00	A+	1,115,520

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 2011A, 6.000%, 7/01/33	7/21 at 100.00	A–	1,618,170

750	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006, 4.625%, 10/01/31	4/16 at 100.00	A1	760,050
46,160	Total Health Care			51,249,205

	Housing/Multifamily – 0.5%

1,000	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	12/18 at 100.00	A+	1,068,570

	Housing/Single Family – 0.3%

35	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	Aaa	36,960

615	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006A6, 5.550%, 6/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	624,004
650	Total Housing/Single Family			660,964

	Long-Term Care – 7.2%

3,125	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Refunding Series 2010S, 5.000%, 5/15/30	5/20 at 100.00	A	3,373,656

	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc., Refunding & Improvement Series 2007:
1,270	5.125%, 5/15/16	No Opt. Call	N/R	1,315,911
1,100	5.500%, 5/15/39	5/17 at 100.00	N/R	1,121,714

2,030	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B, 5.125%, 5/15/42	5/15 at 102.00	N/R	2,045,164

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Aberdeen Village Inc., Refunding Series 2005A, 5.600%, 5/15/28	5/15 at 100.00	N/R	2,001,020

1,540	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	1,560,467

2,500	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2013IV-A, 6.375%, 5/15/43	5/23 at 100.00	N/R	2,745,850

665	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.625%, 5/15/44	5/24 at 100.00	N/R	683,048
14,230	Total Long-Term Care			14,846,830

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 12.5%

$2,000	Allen County, Kansas Public Building Commission Revenue Bonds, Allen County Hospital Project, Series 2012, 5.150%, 12/01/36	12/22 at 100.00	A	$2,209,460

1,500	Anderson County, Kansas, General Obligation Bonds, Refunding and Improvent Series 2013A, 5.000%, 8/01/33 – AGM Insured	8/23 at 100.00	AA	1,713,510

2,500	Butler and Sedgwick Counties Unified School District 385, Andover, Kansas, General Obligation Refunding and Improvement Bonds, Series 2000, 6.000%, 9/01/16 – AGM Insured	No Opt. Call	AA	2,704,075

1,000	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	11/19 at 100.00	BB–	1,182,370

2,500	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23	11/17 at 100.00	BB–	2,585,100

3,000	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds, Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	Aa3	3,564,900

2,250	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, Series 2012A, 5.000%, 10/01/23 – NPFG Insured	10/22 at 100.00	Aaa	2,752,650

	Johnson County Unified School District 231, Gardner, Edgerton and Antioch, Kansas, General Obligation Bonds, Refunding & Improvement Series 2012A:
2,000	5.000%, 10/01/23	10/22 at 100.00	AA–	2,420,380
2,200	5.000%, 10/01/28	10/23 at 100.00	AA–	2,556,422

1,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Improvement Series 2012, 5.000%, 10/01/30	10/22 at 100.00	AA–	1,160,670

2,000	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Series 2008, 5.000%, 9/01/23 – AGC Insured	9/18 at 100.00	AA	2,252,240

390	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Series 2008B, 5.500%, 9/01/28	9/18 at 100.00	AA–	444,557
22,340	Total Tax Obligation/General			25,546,334

	Tax Obligation/Limited – 23.1%

1,000	Dodge City, Kansas, Sales Tax Revenue Bonds, Series 2009, 5.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA	1,126,760

875	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	966,998

1,760	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	1,919,368

1,115	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	1,236,981

	Johnson County Public Building Commission, Kansas, Lease Purchase Revenue Bonds, Series 2011A:
1,320	4.000%, 9/01/25	9/20 at 100.00	AAA	1,446,034
1,020	4.000%, 9/01/26	9/20 at 100.00	AAA	1,108,536
1,000	4.000%, 9/01/27	9/20 at 100.00	AAA	1,077,660
1,220	4.125%, 9/01/28	9/20 at 100.00	AAA	1,316,685
1,270	4.250%, 9/01/29	9/20 at 100.00	AAA	1,376,947

365	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 – AMBAC Insured	4/15 at 101.00	AA–	371,942

1,665	Kansas Development Finance Authority, K-State Olathe Innovation Campus Inc., Johnson County Sales Tax Revenue Bonds, Series 2009L, 5.000%, 9/01/39	9/19 at 100.00	AA	1,886,612

1,400	Kansas Development Finance Authority, Revenue Bonds, Department of Commerce Impact Program, Series 2011K, 5.000%, 12/01/20	12/19 at 100.00	AA–	1,618,036

40	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2001W, 5.000%, 10/01/17 – NPFG Insured	4/15 at 100.00	AA–	40,161

Nuveen Investments	3

Nuveen Kansas Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$5,000	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	$5,038,950

	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010:
210	5.200%, 4/01/20	No Opt. Call	BBB	235,586
2,350	5.900%, 4/01/32	4/20 at 100.00	BBB	2,583,378

2,775	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	No Opt. Call	N/R	2,791,289

1,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	B	1,481,910

	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
5,000	5.000%, 10/01/32	No Opt. Call	BBB+	5,531,350
2,000	5.000%, 10/01/32 – AGM Insured	No Opt. Call	AA	2,282,920

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/25	10/20 at 100.00	BBB	1,126,960

1,100	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB	1,216,897

2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	2,211,660

2,525	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	Baa3	2,898,094

	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Kansas International Speedway Corporation Project, Refunding Series 2014:
1,370	5.000%, 12/01/25	12/24 at 100.00	A+	1,622,792
1,260	5.000%, 12/01/26	12/24 at 100.00	A+	1,485,149

1,925	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	1,386,943
44,065	Total Tax Obligation/Limited			47,386,598

	Transportation – 1.2%

1,225	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 (Alternative Minimum Tax)	9/24 at 100.00	BBB+	1,346,545

945	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,045,444
2,170	Total Transportation			2,391,989

	U.S. Guaranteed – 8.6% (4)

2,000	Butler County Unified School District 402, Kansas, General Obligation Bonds, Series 2008A, 5.125%, 9/01/32 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1 (4)	2,264,280

2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 5.875%, 7/01/35 (Pre-refunded 7/01/15)	7/15 at 100.00	A– (4)	2,038,380

1,170	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Kansas State University Housing System, Series 2005A, 5.000%, 4/01/22 (Pre-refunded 4/01/15) – NPFG Insured	4/15 at 100.00	AA– (4)	1,175,370

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$3,910	Kansas Development Finance Authority, Revenue Bonds, Department of Administration, Comprehensive Transportation Program, Series 2006A, 5.000%, 11/01/23 (Pre-refunded 11/01/16) – FGIC Insured	11/16 at 100.00	AA– (4)	$4,193,436

500	Unified School District 470, Cowley County, Kansas, General Obligation Bonds, Series 2008A, 5.500%, 9/01/21 (Pre-refunded 9/01/18) – AGM Insured	9/18 at 100.00	AA (4)	578,650

4,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	4,850,040

675	Wichita, Kansas, Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985-XXV, 7.200%, 10/01/15 (ETM)	No Opt. Call	N/R (4)	677,727

1,695	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Series 2008B, 5.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	1,963,539
15,950	Total U.S. Guaranteed			17,741,422

	Utilities – 12.8%

3,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company, Series 2005, 4.650%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	BBB+	3,012,540

1,375	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,587,740

	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/32	10/24 at 100.00	AA	1,162,020
1,000	5.000%, 10/01/33	10/24 at 100.00	AA	1,159,310

1,500	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson Energy Center Project, Series 2013, 5.750%, 7/01/38	7/23 at 100.00	A–	1,768,485

	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A:
1,395	5.000%, 12/01/22	No Opt. Call	Baa1	1,591,751
1,265	5.000%, 12/01/23	12/22 at 100.00	Baa1	1,430,373
2,575	5.000%, 12/01/31	12/20 at 100.00	Baa1	2,742,993

1,595	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BB+	1,602,241

2,500	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/32	9/22 at 100.00	A+	2,835,800

	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2009A:
1,075	5.000%, 9/01/29 – BHAC Insured	3/19 at 100.00	AA+	1,212,159
3,000	5.250%, 9/01/34 – BHAC Insured	3/19 at 100.00	AA+	3,392,400

1,535	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2011A, 5.000%, 9/01/28	9/21 at 100.00	A+	1,729,208

1,000	Wyandotte County-Kansas City Unified Government, Kansas, Industrial Revenue Bonds, Board of Public Utilities Office Building Complex, Series 2001, 5.000%, 5/01/21 – NPFG Insured	5/15 at 100.00	AA–	1,003,950
23,815	Total Utilities			26,230,970

	Water and Sewer – 3.9%

	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
500	5.250%, 7/01/33	7/23 at 100.00	A–	569,025
2,000	5.500%, 7/01/43	7/23 at 100.00	A–	2,318,560

2,000	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series 2011A, 5.000%, 10/01/28	10/21 at 100.00	AA–	2,329,680

Nuveen Investments	5

Nuveen Kansas Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$2,500	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA–	$2,786,525
7,000	Total Water and Sewer			8,003,790
$191,220	Total Long-Term Investments (cost $193,743,899)			209,913,530
	Floating Rate Obligations – (4.6)%			(9,420,000)
	Other Assets Less Liabilities – 2.3%			4,640,987
	Net Assets – 100%			$205,134,517

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$209,913,530	$—	$209,913,530

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2015, the cost of investments was $183,855,478.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$16,672,795
Depreciation	(34,321)
Net unrealized appreciation (depreciation) of investments	$16,638,474

6	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	7

Nuveen Kentucky Municipal Bond Fund

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.3%

	MUNICIPAL BONDS – 100.3%

	Education and Civic Organizations – 7.3%

$830	Eastern Kentucky University, General Receipts Bonds, Refunding Series 2012A, 5.000%, 4/01/20	No Opt. Call	Aa3	$959,165

	Kentucky Asset/Liability Commission, General Receipts Revenue Bonds, University of Kentucky, Series 2007A:
1,645	5.000%, 10/01/20 – AMBAC Insured	10/17 at 100.00	Aa2	1,823,877
2,675	5.000%, 10/01/21 – AMBAC Insured	10/17 at 100.00	Aa2	2,964,301
4,435	5.000%, 10/01/22 – AMBAC Insured	10/17 at 100.00	Aa2	4,910,255

	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Senior Series 2014A:
900	5.000%, 6/01/22 (Alternative Minimum Tax)	No Opt. Call	A	1,004,454
700	5.000%, 6/01/23 (Alternative Minimum Tax)	No Opt. Call	A	779,744
400	5.000%, 6/01/24 (Alternative Minimum Tax)	No Opt. Call	A	445,416

1,500	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,645,245

2,000	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35	10/16 at 100.00	A+	2,063,980

	University of Kentucky, General Receipts Bonds, Refunding Series 2012A:
1,435	5.000%, 5/01/19	No Opt. Call	Aa2	1,658,659
1,185	5.000%, 5/01/20	No Opt. Call	Aa2	1,397,577
2,340	5.000%, 5/01/21	No Opt. Call	Aa2	2,802,197

	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2011A:
150	5.000%, 9/01/20	No Opt. Call	AA–	177,289
2,005	5.000%, 9/01/26	9/21 at 100.00	AA–	2,358,000

1,910	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2012A, 5.000%, 9/01/25	9/21 at 100.00	AA–	2,259,454
24,110	Total Education and Civic Organizations			27,249,613

	Health Care – 25.6%

3,360	Christian County, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 2006A, 5.500%, 2/01/36 – AGC Insured	2/18 at 100.00	AA	3,679,670

	Glasgow, Kentucky, Healthcare Revenue Bonds, T.J. Samson Community Hospital Project, Series 2011:
100	5.350%, 2/01/24	8/21 at 100.00	BBB	111,515
2,000	6.375%, 2/01/35	8/21 at 100.00	BBB	2,325,220
3,310	6.450%, 2/01/41	8/21 at 100.00	BBB	3,852,079

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
3,925	5.500%, 6/01/21	6/20 at 100.00	BBB+	4,544,836
165	6.375%, 6/01/40	6/20 at 100.00	BBB+	190,855
5,150	6.500%, 3/01/45	6/20 at 100.00	BBB+	5,978,789

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A:
1,100	5.375%, 8/15/24	8/19 at 100.00	A+	1,222,870
7,090	5.625%, 8/15/27	8/19 at 100.00	A+	7,961,786

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011:
$1,500	5.000%, 8/15/42	8/21 at 100.00	A+	$1,627,830
3,000	5.250%, 8/15/46	8/21 at 100.00	A+	3,305,700

10,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A+	11,289,700

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Series 2009A:
210	5.375%, 5/01/34	5/19 at 100.00	AA	238,237
5,010	5.500%, 5/01/39	5/19 at 100.00	AA	5,708,645

3,320	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/26	6/22 at 100.00	A+	3,771,254

7,000	Murray Hospital Facilities, Kentucky, Revenue Bonds, Murray-Calloway County Public Hospital, Series 2007, 5.125%, 8/01/37	8/17 at 100.00	Baa3	7,082,880

7,500	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	9,062,325

2,195	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,202,112

	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013:
3,300	5.000%, 11/01/22	No Opt. Call	A	3,913,008
8,000	5.000%, 11/01/26	No Opt. Call	A	9,176,240

1,000	Warren County, Kentucky, Hospital Facilities Revenue Bonds, Community Hospital, Series 2007A, 5.000%, 8/01/29	8/17 at 100.00	A	1,059,730

3,250	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/35	4/23 at 100.00	A	3,589,755

	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A:
1,980	5.000%, 10/01/33	10/22 at 100.00	A	2,181,366
2,000	5.000%, 10/01/37	10/22 at 100.00	A	2,197,780
85,465	Total Health Care			96,274,182

	Housing/Multifamily – 0.3%

1,190	Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%, 6/01/35 (Mandatory put 6/01/23) (Alternative Minimum Tax)	6/15 at 102.00	N/R	1,218,703

	Housing/Single Family – 1.4%

	Kentucky Housing Corporation Housing Revenue Bonds Series 2011B:
150	3.000%, 1/01/21	No Opt. Call	AAA	160,285
485	3.000%, 7/01/21	No Opt. Call	AAA	518,402
705	3.100%, 7/01/22	7/21 at 100.00	AAA	749,486
360	3.300%, 1/01/23	7/21 at 100.00	AAA	382,666
595	3.300%, 7/01/23	7/21 at 100.00	AAA	630,658
545	3.625%, 1/01/25	7/21 at 100.00	AAA	573,874

235	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2007K, 5.000%, 7/01/34	1/17 at 100.00	AAA	240,894

1,875	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2007N, 5.000%, 7/01/32 (Alternative Minimum Tax)	No Opt. Call	AAA	1,922,588
4,950	Total Housing/Single Family			5,178,853

Nuveen Investments	9

Nuveen Kentucky Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care – 0.6%

$2,090	Kentucky Economic Development Finance Authority, Multifamily Housing Revenue Bonds, Christian Care Communities Projects, Series 2005, 5.250%, 11/20/25	11/15 at 103.00	AA+	$2,184,489

	Materials – 0.8%

2,820	Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26 (Alternative Minimum Tax)	4/15 at 100.00	BBB	2,821,833

	Tax Obligation/General – 0.4%

1,085	Crittenden County, Kentucky, General Obligation Bonds, Series 2007, 6.000%, 12/01/27	12/17 at 100.00	N/R	1,153,225

200	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2010, 4.000%, 11/01/17	No Opt. Call	AAA	217,920
1,285	Total Tax Obligation/General			1,371,145

	Tax Obligation/Limited – 22.4%

	Barren County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2015:
1,250	5.000%, 8/01/24	No Opt. Call	Aa3	1,527,163
1,760	5.000%, 8/01/25	2/25 at 100.00	Aa3	2,139,086

1,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Federal Highway Trust Fund First Series 2010A, 5.000%, 9/01/21	9/20 at 100.00	AA	1,167,550

1,500	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Federal Highway Trust Fund First Series 2013A, 5.000%, 9/01/17	No Opt. Call	AA	1,659,180

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
1,950	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	2,095,509
3,450	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	3,726,690
4,630	6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AA	5,004,289
9,350	6.000%, 12/01/42 – AGC Insured	6/18 at 100.00	AA	10,087,808

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A2:
35	0.000%, 12/01/15 – AGC Insured	No Opt. Call	AA	34,573
50	0.000%, 12/01/16 – AGC Insured	No Opt. Call	AA	47,978
3,505	0.000%, 12/01/22 – AGC Insured	No Opt. Call	AA	2,629,311
3,750	0.000%, 12/01/23 – AGC Insured	No Opt. Call	AA	2,666,550

5,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Tender Option Bonds Trust 11810, 16.655%, 6/01/16 – AGC Insured (IF)	No Opt. Call	AA	6,492,400

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 84, Series 2005:
2,115	5.000%, 8/01/18 – NPFG Insured	No Opt. Call	AA–	2,388,385
125	5.000%, 8/01/19 – NPFG Insured	No Opt. Call	AA–	144,222

2,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005, 5.000%, 8/01/15 – AGM Insured	No Opt. Call	AA	2,041,600

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series 2009:
2,500	5.250%, 2/01/28 – AGC Insured	2/19 at 100.00	AA	2,835,950
2,500	5.250%, 2/01/29 – AGC Insured	2/19 at 100.00	AA	2,835,950

2,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2010A, 5.000%, 7/01/20	No Opt. Call	AA+	2,373,480

1,800	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2011A, 5.000%, 7/01/24	7/21 at 100.00	AA+	2,142,108

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A:
$500	5.000%, 7/01/24	7/22 at 100.00	AA+	$601,215
4,000	5.000%, 7/01/30	7/22 at 100.00	AA+	4,652,480
6,740	5.000%, 7/01/31	7/22 at 100.00	AA+	7,814,963

	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2006B:
2,095	5.000%, 7/01/15 – AMBAC Insured	No Opt. Call	AA+	2,130,343
5,000	5.000%, 7/01/24 – AMBAC Insured	7/16 at 100.00	AA+	5,304,800

25	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2008A, 5.000%, 7/01/28	7/18 at 100.00	AA+	27,883

2,820	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2009A, 5.000%, 7/01/29	7/19 at 100.00	AA+	3,224,642

2,060	Laurel County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2007, 5.000%, 6/01/27 – AGM Insured	6/17 at 100.00	Aa3	2,228,693

3,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29	6/21 at 100.00	Aa3	3,465,870

500	Pendleton County, Kentucky, Leasing Trust Revenue Bonds, Kentucky Association of Counties, Series 1993A, 6.400%, 3/01/19	No Opt. Call	B	556,910
77,010	Total Tax Obligation/Limited			84,047,581

	Transportation – 6.8%

5,090	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2003B, 5.000%, 3/01/23 – NPFG Insured (Alternative Minimum Tax)	9/15 at 100.00	AA–	5,109,138

2,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23	No Opt. Call	Baa3	1,454,320

	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
325	5.000%, 7/01/17	No Opt. Call	Baa3	355,046
10,000	6.000%, 7/01/53	7/23 at 100.00	Baa3	11,589,700

	Lexington-Fayette Urban County Government, Kentucky, General Airport Revenue Refunding Bonds, Series 2012B:
1,215	5.000%, 7/01/29 (Alternative Minimum Tax)	No Opt. Call	AA	1,367,240
1,100	5.000%, 7/01/31 (Alternative Minimum Tax)	No Opt. Call	AA	1,227,116
1,000	5.000%, 7/01/38	No Opt. Call	AA	1,117,640

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,555	5.000%, 7/01/31 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,784,876
1,500	5.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,712,625
23,785	Total Transportation			25,717,701

	U.S. Guaranteed – 5.4% (4)

	Crittenden County, Kentucky, General Obligation Bonds, Series 2007:
1,605	6.250%, 12/01/32 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	1,843,840
2,190	6.500%, 12/01/37 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	2,530,830

2,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005, 5.000%, 5/01/25 (Pre-refunded 5/01/15) – NPFG Insured	5/15 at 100.00	AA– (4)	2,017,400

Nuveen Investments	11

Nuveen Kentucky Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$1,000	Kentucky Asset/Liability Commission, General Receipts Revenue Bonds, University of Kentucky, Series 2005, 5.000%, 10/01/16 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	Aa2 (4)	$1,028,930

2,795	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005, 5.000%, 8/01/22 (Pre-refunded 8/01/15) – AGM Insured	8/15 at 100.00	AA (4)	2,853,080

	Louisville and Jefferson County Metropolitan Government Board of Water Works, Kentucky, Water System Revenue Bonds, Series 2006:
2,565	5.000%, 11/15/27 (Pre-refunded 11/15/16)	11/16 at 100.00	AAA	2,764,224
4,990	5.000%, 11/15/29 (Pre-refunded 11/15/16)	11/16 at 100.00	AAA	5,377,573

1,730	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa	1,995,469
18,875	Total U.S. Guaranteed			20,411,346

	Utilities – 22.0%

	Frankfort Electric & Water Plant Board, Kentucky, Electric and Water Revenue Bonds, Series 2015A:
325	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	344,513
155	4.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	168,122
40	4.000%, 12/01/18 – AGM Insured	No Opt. Call	AA	44,064

	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project Series 2007A:
6,500	5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	AA–	7,046,845
4,600	5.250%, 9/01/42 – NPFG Insured	9/17 at 100.00	AA–	5,021,130
7,535	5.250%, 9/01/42 – BHAC Insured (UB) (5)	9/17 at 100.00	AA+	8,260,093

2,500	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project, Tender Option Bond Trust 1025, 19.124%, 9/01/42 – BHAC Insured (IF) (5)	9/17 at 100.00	AA+	3,462,025

4,740	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009A, 6.250%, 6/01/39	6/19 at 100.00	A–	5,441,804

5,315	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009B, 5.625%, 9/01/39	9/19 at 100.00	A–	5,880,622

	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B:
7,900	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A3	7,669,083
13,300	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	A3	12,630,212

	Paducah, Kentucky, Electric Board Revenue Bonds, Series 2009A:
2,945	5.000%, 10/01/20 – AGC Insured	4/19 at 100.00	A3	3,324,640
3,995	5.000%, 10/01/25	4/19 at 100.00	A3	4,449,671
95	5.000%, 10/01/28 – AGC Insured	4/19 at 100.00	A3	104,400
8,885	5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	A3	9,889,716

	Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series 2015:
225	5.000%, 11/01/21 (WI/DD, Settling 3/03/15) – AGM Insured	No Opt. Call	AA	262,192
1,000	5.000%, 11/01/25 (WI/DD, Settling 3/03/15) – AGM Insured	5/25 at 100.00	AA	1,211,380
1,100	5.000%, 11/01/34 (WI/DD, Settling 3/03/15) – AGM Insured	5/25 at 100.00	AA	1,248,280
1,635	5.000%, 11/01/37 (WI/DD, Settling 3/03/15) – AGM Insured	5/25 at 100.00	AA	1,853,894

	Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds, Refunding Series 2015A:
380	5.000%, 8/01/22 (WI/DD, Settling 3/10/15) – BAM Insured	No Opt. Call	AA	450,634
405	5.000%, 8/01/24 (WI/DD, Settling 3/10/15) – BAM Insured	No Opt. Call	AA	482,472

3,500	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 1.050%, 9/01/26 (Mandatory put 3/01/18)	No Opt. Call	A1	3,497,340
77,075	Total Utilities			82,743,132

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 7.3%

	Campbell & Kenton Counties Sanitation District 1, Kentucky, Revenue Bonds, Series 2007:
$225	5.000%, 8/01/21 – NPFG Insured	8/17 at 100.00	AA	$247,952
3,795	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA	4,164,481

2,750	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2012A, 5.000%, 2/01/30	2/22 at 100.00	AAA	3,213,348

270	Kentucky Rural Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term Program, Series 2001A, 5.375%, 2/01/20	8/15 at 100.00	A+	271,153

7,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2011A, 5.000%, 5/15/28	11/21 at 100.00	AA	8,900,325

795	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2014A, 5.000%, 5/15/27	11/24 at 100.00	AA	961,990

2,000	Northern Kentucky Water District, Revenue Bonds, Series 2009, 6.500%, 2/01/33 – AGM Insured	8/18 at 100.00	Aa3	2,336,840

	Northern Kentucky Water District, Revenue Bonds, Series 2012:
2,620	5.000%, 2/01/22	No Opt. Call	Aa3	3,137,136
3,495	5.000%, 2/01/26	2/22 at 100.00	Aa3	4,063,217

195	Owensboro, Kentucky, Water Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 9/15/29	9/18 at 100.00	A1	217,819
23,645	Total Water and Sewer			27,514,261
$342,300	Total Long-Term Investments (cost $347,922,511)			376,732,839
	Floating Rate Obligations – (1.5)%			(5,650,000)
	Other Assets Less Liabilities – 1.2% (6)			4,405,653
	Net Assets – 100%			$375,488,492

Investments in Derivatives as of February 28, 2015

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (7)	Current Credit Spread (8)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	Commonwealth of Puerto Rico	Buy	28.5 – 30.0%	$3,030,000	5.000%	12/20/19	$851,648	$156,669

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	13

Nuveen Kentucky Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$376,732,839	$—	$376,732,839
Investments In Derivatives:
Credit Default Swaps*	—	156,669	—	156,669
Total	$—	$376,889,508	$—	$376,889,508
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2015, the cost of investments (excluding investments in derivatives) was $342,179,874.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$29,116,790
Depreciation	(213,551)
Net unrealized appreciation (depreciation) of investments	$28,903,239

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage- backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(7)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(8)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investments, or portion of investments, purchased on a when-issued or delayed delivery basis.

14	Nuveen Investments

Nuveen Michigan Municipal Bond Fund

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 97.7%

	MUNICIPAL BONDS – 97.7%

	Consumer Staples – 2.9%

$3,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A, 6.000%, 6/01/34	6/17 at 100.00	B–	$2,660,370

2,215	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	2,195,021
5,215	Total Consumer Staples			4,855,391

	Education and Civic Organizations – 5.6%

1,480	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Aa3	1,699,869

350	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	409,266

1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hanley International Academy, Inc. Project, Series 2010A, 6.125%, 9/01/40	9/20 at 100.00	BBB–	1,058,530

500	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 7.750%, 10/01/30	10/21 at 100.00	BBB–	589,150

830	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/31	10/21 at 100.00	BB–	882,489

1,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	AA+	1,127,800

3,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	3,461,490
8,160	Total Education and Civic Organizations			9,228,594

	Health Care – 14.7%

1,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA–	1,103,170

450	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Allegiance Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured	6/20 at 100.00	AA	498,100

	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System, Refunding Series 2011C:
2,135	5.000%, 1/15/31	1/22 at 100.00	AA	2,384,646
365	5.000%, 1/15/42	1/22 at 100.00	AA	397,288

720	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/33	8/24 at 100.00	A1	816,898

3,000	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39	No Opt. Call	BBB	3,211,650

1,875	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39	6/24 at 100.00	A+	2,094,956

	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,670	5.000%, 11/01/25	11/22 at 100.00	A1	1,921,752
1,250	5.000%, 11/01/42	11/22 at 100.00	A1	1,347,712

Nuveen Investments	15

Nuveen Michigan Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,305	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA	$2,589,621

3,300	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A–	3,747,480

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2005, 5.000%, 11/15/36 – NPFG Insured	5/15 at 100.00	AA–	2,011,460

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA	2,176,440
22,070	Total Health Care			24,301,173

	Housing/Multifamily – 0.7%

1,200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – AGM Insured (Alternative Minimum Tax)	7/15 at 100.00	AA	1,211,004

	Tax Obligation/General – 27.7%

690	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29	5/22 at 100.00	Aa2	811,599

660	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/23	5/18 at 100.00	Aa2	732,811

800	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement Series 2008, 5.000%, 5/01/38	5/18 at 100.00	AA+	882,280

1,435	Bay City, Michigan, General Obligation Bonds, Series 2008B, 5.500%, 4/01/28 – AGM Insured	4/18 at 100.00	AA	1,604,344

1,515	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA–	1,732,918

2,660	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2007, 4.750%, 5/01/32 – NPFG Insured	5/17 at 100.00	Aa2	2,842,742

370	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/25 – FGIC Insured	No Opt. Call	AA+	416,346

4,000	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012, 5.000%, 10/01/26 – AGM Insured	10/22 at 100.00	AA	4,354,520

1,060	Homer Community School District, Calhourn, Jackson, Hillsdale and Branch Counties, Michigan, General Obligation Bonds, School Building & Site, Series 2011B, 5.500%, 5/01/41	5/21 at 100.00	AA–	1,196,263

1,675	Hopkins Public Schools, Allegan County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/25 – NPFG Insured	5/17 at 100.00	Aa2	1,764,378

1,450	Jackson, Jackson County, Michigan, Downtown Development Bonds, Series 2001, 0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	1,261,703

840	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 – AGM Insured	5/17 at 100.00	AA	902,748

1,230	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured	6/17 at 100.00	N/R	1,229,139

1,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa2	1,198,590

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$350	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa2	$401,478

	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds, Series 2007:
500	5.000%, 5/01/27 – AGM Insured	5/17 at 100.00	Aaa	538,945
1,200	5.000%, 5/01/36 – AGM Insured	5/17 at 100.00	Aaa	1,293,672

	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds, Series 1993:
1,000	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	AA–	969,490
1,020	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	AA–	968,072

1,100	Ottawa County, Michigan, General Obligation Bonds, Sewer Disposal System, Series 2010, 5.000%, 5/01/37	5/20 at 100.00	Aaa	1,261,524

4,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%, 8/01/30 – NPFG Insured	8/17 at 100.00	Aaa	4,372,960

2,715	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Series 2007, 4.750%, 5/01/36 – AGM Insured	5/17 at 100.00	AA	2,803,319

600	Royal Oak City School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2014, 5.000%, 5/01/21	No Opt. Call	Aa2	713,076

1,915	South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	2,149,913

150	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 – AGC Insured	12/19 at 100.00	AA	171,476

3,270	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Refunding Bonds, Series 1992, 0.000%, 5/01/17 – FGIC Insured	No Opt. Call	AA–	3,159,278

5,175	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	AA–	6,086,059
42,380	Total Tax Obligation/General			45,819,643

	Tax Obligation/Limited – 12.8%

	Grand Rapids Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Series 1994:
3,985	0.000%, 6/01/17 – NPFG Insured	No Opt. Call	AA–	3,802,248
3,295	0.000%, 6/01/18 – NPFG Insured	No Opt. Call	AA–	3,058,024

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1:
825	5.000%, 10/01/19	No Opt. Call	AA–	945,401
4,070	5.000%, 10/01/39	10/24 at 100.00	AA–	4,581,436

	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
3,000	0.000%, 10/15/27 – AGM Insured	10/16 at 58.27	AA	1,724,040
1,500	0.000%, 10/15/28 – AGM Insured	10/16 at 55.35	AA	793,545
3,960	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	AA–	4,198,867

	Michigan State Trunk Line Fund Bonds, Series 2011:
1,015	5.000%, 11/15/33	11/21 at 100.00	AA+	1,163,596
700	5.000%, 11/15/36	11/21 at 100.00	AA+	793,072
22,350	Total Tax Obligation/Limited			21,060,229

Nuveen Investments	17

Nuveen Michigan Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation – 2.7%

$1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)	No Opt. Call	A	$1,171,260

	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000	5.000%, 12/01/37	No Opt. Call	A	2,197,960
1,000	5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	1,113,340
4,000	Total Transportation			4,482,560

	U.S. Guaranteed – 9.7% (4)

2,000	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 (Pre-refunded 7/01/15) – NPFG Insured	7/15 at 100.00	AA+ (4)	2,033,500

50	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006, 5.125%, 5/01/32 (Pre-refunded 5/01/16) – NPFG Insured	5/16 at 100.00	Aa2 (4)	52,868

50	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series 2007, 5.000%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	AAA	54,130

4,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	3,370,640

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, MidMichigan Obligated Group, Series 2009A, 5.875%, 6/01/39 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA+ (4)	1,199,840

1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005, 5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	1,010,510

	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A:
1,400	5.000%, 5/15/26 (Pre-refunded 5/15/15)	5/15 at 100.00	N/R (4)	1,414,714
50	5.000%, 5/15/34 (Pre-refunded 5/15/15)	5/15 at 100.00	N/R (4)	50,525

1,370	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/24 (Pre-refunded 5/01/15) – NPFG Insured	5/15 at 100.00	AA– (4)	1,381,960

1,590	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2009W, 6.000%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A1 (4)	1,926,539

1,200	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	1,503,432

500	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School Building and Site, Series 2005, 5.000%, 5/01/30 (Pre-refunded 5/01/15) – NPFG Insured	5/15 at 100.00	Aa2 (4)	504,360

1,000	Taylor Brownfield Redevelopment Authority, Wayne County, Michigan, Tax Increment Bonds, Series 2005A, 5.000%, 5/01/34 (Pre-refunded 5/01/15) – NPFG Insured	5/15 at 100.00	AA– (4)	1,008,670

500	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/32 (Pre-refunded 5/01/17) – NPFG Insured	5/17 at 100.00	Aa2 (4)	548,195
15,710	Total U.S. Guaranteed			16,059,883

	Utilities – 8.3%

1,875	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A, 5.000%, 7/01/31	7/21 at 100.00	AA	2,159,306

	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A:
175	5.000%, 7/01/28	7/18 at 100.00	AA–	194,089
2,130	5.000%, 7/01/32	7/18 at 100.00	AA–	2,341,871

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$525	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.000%, 7/01/34	No Opt. Call	AA–	$594,337

	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond Trust 4700:
800	18.446%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	1,187,328
250	18.446%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	371,040

3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	3,231,900

2,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Refunding Series 2011, 5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA	2,240,200

1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	Aa3	1,323,130
11,755	Total Utilities			13,643,201

	Water and Sewer – 12.6%

2,140	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–	2,154,638

	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B:
125	5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	AA–	128,315
75	5.000%, 7/01/36 – MBIA–NPFG Insured	7/16 at 100.00	AA–	76,989

35	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%, 7/01/34 – NPFG Insured	7/15 at 100.00	A3	35,120

345	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003D. RMKTD, 5.000%, 7/01/33 – NPFG Insured	No Opt. Call	AA–	354,149

	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,500	5.000%, 1/01/35	1/24 at 100.00	AA+	1,741,590
800	5.000%, 1/01/39	1/24 at 100.00	AA+	921,440

350	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement Series 2012, 5.000%, 1/01/32	1/23 at 100.00	AA+	403,081

	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008:
145	5.000%, 1/01/28	1/18 at 100.00	AA+	159,206
3,500	5.000%, 1/01/38	1/18 at 100.00	AA+	3,827,495

	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 1/01/33	1/25 at 100.00	AA	1,175,880
1,000	5.000%, 1/01/35	1/25 at 100.00	AA	1,169,350

2,000	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	2,232,980

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,664,055
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,348,344

365	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32	10/22 at 100.00	AAA	423,645

Nuveen Investments	19

Nuveen Michigan Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/30	No Opt. Call	AAA	$581,525

245	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	4/15 at 100.00	AAA	245,973

1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/23	10/17 at 100.00	AAA	1,109,070

500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 – NPFG Insured	7/18 at 100.00	AA–	553,605

500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2011A, 5.000%, 7/01/31 – AGM Insured	8/21 at 100.00	AA	555,275
18,845	Total Water and Sewer			20,861,725
$151,685	Total Long-Term Investments (cost $149,596,802)			161,523,403
	Other Assets Less Liabilities – 2.3% (6)			3,827,348
	Net Assets – 100%			$165,350,751

Investments in Derivatives as of February 28, 2015

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (7)	Current Credit Spread (8)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs	Commonwealth of Puerto Rico	Buy	26.75 – 29.25%	$1,300,000	5.000%	12/20/19	$365,394	$66,931

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$161,523,403	$—	$161,523,403
Investments in Derivatives:
Credit Default Swaps*	—	66,931	—	66,931
Total	$—	$161,590,334	$—	$161,590,334
*	Represents net unrealized appreciation (depreciation).

20	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2015, the cost of investments (excluding investments in derivatives) was $149,374,554.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$12,385,795
Depreciation	(236,946)
Net unrealized appreciation (depreciation) of investments	$12,148,849

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage- backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(7)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(8)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	21

Nuveen Missouri Municipal Bond Fund

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.7%

	MUNICIPAL BONDS – 98.7%

	Consumer Staples – 3.1%

$3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (Alternative Minimum Tax)	5/15 at 100.00	AA–	$3,005,490

8,840	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA–	10,702,765
11,840	Total Consumer Staples			13,708,255

	Education and Civic Organizations – 12.0%

3,000	Callaway County Industrial Development Authority, Missouri, Revenue Bonds, Westminster College Project, Refunding Series 2012C, 5.250%, 8/01/37	8/22 at 100.00	N/R	3,117,600

1,200	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series 2014A, 4.000%, 11/01/33	11/24 at 100.00	AA+	1,299,060

1,000	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 – AGC Insured	6/17 at 100.00	AA	1,044,290

1,185	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/17	No Opt. Call	Baa2	1,291,840

1,025	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	A1	1,129,786

1,625	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Ranken Technical College, Series 2011, 5.125%, 11/01/31	11/19 at 100.00	A–	1,773,850

3,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB+	3,324,300

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
420	3.000%, 10/01/18	No Opt. Call	BBB–	430,445
575	3.500%, 10/01/22	No Opt. Call	BBB–	590,542
3,470	5.000%, 10/01/33	10/22 at 100.00	BBB–	3,674,244

2,255	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C2, 5.000%, 10/01/34	10/23 at 100.00	A	2,570,542

3,870	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2011, 5.250%, 10/01/41	10/21 at 100.00	A–	4,294,462

3,620	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 5.000%, 10/01/39	10/23 at 100.00	A–	4,103,234

1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 1999, 6.000%, 10/01/25	10/18 at 103.00	BBB–	1,697,610

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 2011A:
2,500	6.500%, 10/01/30	10/18 at 103.00	BBB–	2,851,300
1,300	6.500%, 10/01/35	10/18 at 103.00	BBB–	1,472,627

3,475	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2008A, 5.375%, 3/15/39	3/18 at 100.00	AAA	3,875,389

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$6,600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AAA	$7,552,710

2,400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36	4/21 at 100.00	A2	2,631,840

2,590	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2007A, 5.000%, 4/01/24 – SYNCORA GTY Insured	4/17 at 100.00	A+	2,807,068

1,000	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	6/15 at 103.00	N/R	993,670
47,610	Total Education and Civic Organizations			52,526,409

	Health Care – 23.8%

2,005	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2008, 5.625%, 8/01/38	8/18 at 100.00	A	2,233,309

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2009A:
250	5.125%, 6/01/23	6/19 at 100.00	AA–	284,945
200	5.125%, 6/01/24	6/19 at 100.00	AA–	226,378
500	5.500%, 6/01/29	6/19 at 100.00	AA–	571,565
4,170	5.750%, 6/01/39	6/19 at 100.00	AA–	4,765,184

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A:
690	3.375%, 6/01/28	6/22 at 100.00	AA–	692,629
4,000	5.000%, 6/01/33	6/22 at 100.00	AA–	4,423,440

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,490	5.000%, 6/01/27	6/17 at 100.00	BBB–	1,520,143
3,030	5.000%, 6/01/36	6/17 at 100.00	BBB–	3,084,510

	Cass County, Missouri, Hospital Revenue Bonds, Series 2007:
2,500	5.500%, 5/01/27	11/16 at 100.00	BBB–	2,550,950
6,020	5.625%, 5/01/38	11/16 at 100.00	BBB–	6,129,323

1,090	Citizens Memorial Hospital District of Polk County, Missouri, Hospital Revenue Bonds, Refunding Series 2012, 5.000%, 8/01/28	8/19 at 100.00	N/R	1,127,540

	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007:
1,250	5.000%, 12/01/32	12/17 at 100.00	N/R	1,265,975
4,995	5.000%, 12/01/37	12/17 at 100.00	N/R	5,058,836

	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009:
1,120	5.650%, 9/01/22	9/19 at 100.00	BBB–	1,198,938
1,000	5.750%, 9/01/23	9/19 at 100.00	BBB–	1,072,640

1,935	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006, 5.000%, 3/01/22	3/16 at 100.00	BBB+	1,985,581

800	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011, 5.500%, 2/15/31	2/21 at 100.00	BBB+	893,000

1,560	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35	2/24 at 100.00	BBB+	1,712,911

2,810	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds The Childrens Mercy Hospital, Series 2009, 5.625%, 5/15/39	5/19 at 100.00	A+	3,161,643

Nuveen Investments	23

Nuveen Missouri Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A:
$2,000	5.000%, 6/01/31	6/24 at 100.00	AA–	$2,299,440
1,100	4.000%, 6/01/32	6/24 at 100.00	AA–	1,130,415

1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44	1/24 at 100.00	AA	1,144,290

2,160	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011, 5.000%, 11/01/27	11/20 at 100.00	A3	2,435,573

	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,445	5.000%, 11/15/44	11/23 at 100.00	A2	1,607,129
2,955	5.000%, 11/15/48	11/23 at 100.00	A2	3,285,517

3,035	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/37	2/22 at 100.00	A1	3,313,279

2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25	12/21 at 100.00	A+	2,282,560

	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St. Luke’s Health System, Series 2010A:
560	5.250%, 11/15/25	11/20 at 100.00	A+	650,972
2,540	5.000%, 11/15/30	11/20 at 100.00	A+	2,870,429
1,000	5.000%, 11/15/40	11/20 at 100.00	A+	1,110,960

2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St. Luke’s Health System, Series 2003B, 5.500%, 11/15/32 – AGM Insured	11/18 at 100.00	AA	2,287,040

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2005A, 5.000%, 5/15/22	5/15 at 100.00	AA	1,010,400

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,825	0.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	1,738,696
3,005	0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AA–	2,543,853
4,025	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	AA–	3,288,586

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2008A, 5.000%, 6/01/36	6/18 at 100.00	AA–	1,074,540

	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2010B:
1,500	5.000%, 6/01/30	6/20 at 100.00	AA–	1,680,600
3,040	5.000%, 6/01/34	6/20 at 100.00	AA–	3,380,662

7,275	Missouri Health and Educational Facilities Authority, Revenue Refunding Bonds, CoxhHealth Systems Inc., , Series 2008A, 5.500%, 11/15/39	11/18 at 100.00	A2	8,129,740

1,000	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2005, 5.625%, 12/01/35	12/15 at 100.00	BBB–	1,014,030

4,780	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28	12/20 at 100.00	BBB–	5,289,500

	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue Bonds, Ranken-Jordan Project, Refunding Series 2007:
1,320	5.000%, 11/15/22	11/16 at 100.00	N/R	1,341,714
2,345	5.000%, 11/15/27	11/16 at 100.00	N/R	2,361,110
2,600	5.000%, 11/15/35	11/16 at 100.00	N/R	2,602,548
97,925	Total Health Care			103,833,023

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 0.6%

$1,290	Kansas City Industrial Development Authority, Missouri, GNMA Collateralized Multifamily Housing Revenue Bonds, Grand Boulevard Lofts Project, Series 2009A, 5.300%, 11/20/49	11/19 at 100.00	Aa1	$1,380,326

1,000	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%, 7/01/45	7/23 at 100.00	AA+	1,063,010
2,290	Total Housing/Multifamily			2,443,336

	Housing/Single Family – 0.2%

200	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2006B, 4.800%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	AA+	200,992

95	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2006C-1, 5.000%, 9/01/37 (Alternative Minimum Tax)	9/15 at 100.00	AA+	95,514

370	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)	9/16 at 100.00	AA+	376,871

130	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007E-1, 5.200%, 9/01/38 (Alternative Minimum Tax)	3/17 at 100.00	AA+	132,896

70	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2008A-1, 5.300%, 3/01/39 (Alternative Minimum Tax)	9/17 at 100.00	AA+	72,178
865	Total Housing/Single Family			878,451

	Industrials – 0.4%

	Kennett Industrial Development Authority, Missouri, Revenue Bonds, Manac Trailers USA Inc. Project, Series 2007:
1,500	4.250%, 3/01/22 (Alternative Minimum Tax)	3/15 at 100.00	Baa3	1,397,340
500	4.250%, 3/01/24 (Alternative Minimum Tax)	3/15 at 100.00	Baa3	449,160
2,000	Total Industrials			1,846,500

	Long-Term Care – 7.7%

750	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Series 2013, 4.500%, 5/01/28	5/18 at 100.00	N/R	752,603

	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F:
630	5.500%, 5/15/17	No Opt. Call	BBB–	667,258
2,000	5.750%, 5/15/31	5/17 at 100.00	BBB–	2,063,960

2,950	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.875%, 11/15/29	5/15 at 100.00	N/R	2,950,708

	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,500	5.125%, 8/15/26	8/17 at 100.00	BBB–	1,555,125
2,525	5.125%, 8/15/32	8/17 at 100.00	BBB–	2,594,943

2,000	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2014A, 5.250%, 8/15/39	No Opt. Call	BBB–	2,064,720

1,625	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Senior Lien Series 2010, 5.500%, 2/01/42	2/20 at 100.00	BBB+	1,774,354

Nuveen Investments	25

Nuveen Missouri Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011:
$1,025	5.750%, 2/01/31	2/21 at 100.00	BBB+	$1,141,379
2,750	6.000%, 2/01/41	2/21 at 100.00	BBB+	3,062,922

1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A, 5.000%, 2/01/44	2/24 at 100.00	BBB+	1,612,230

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A:
365	4.875%, 2/01/18	2/17 at 100.00	BBB+	387,955
2,000	4.875%, 2/01/37	2/17 at 100.00	BBB+	2,035,260

840	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42	No Opt. Call	BBB–	867,325

	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012:
550	5.000%, 9/01/32	No Opt. Call	A–	595,573
1,690	5.000%, 9/01/42	9/22 at 100.00	A–	1,798,143

2,570	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	A–	2,843,397

	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A:
700	5.375%, 9/01/21	9/17 at 100.00	BBB–	731,311
4,100	5.500%, 9/01/28	9/17 at 100.00	BBB–	4,226,239
32,070	Total Long-Term Care			33,725,405

	Tax Obligation/General – 10.6%

1,000	Belton School District 124, Cass County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2012, 4.000%, 3/01/28 – NPFG Insured	3/20 at 100.00	AA+	1,053,350

	Belton, Missouri, General Obligation Bonds, Refunding & Improvement Series 2011:
1,120	5.000%, 3/01/29	3/21 at 100.00	AA–	1,248,229
1,245	5.000%, 3/01/30	3/21 at 100.00	AA–	1,381,029
1,010	4.750%, 3/01/31	3/21 at 100.00	AA–	1,112,394

850	Blue Springs, Missouri, General Obligation Bonds, South Area Neighborhood Improvement, Refunding Series 2009, 5.000%, 2/15/29	2/19 at 100.00	AA–	916,750

	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, School Building Series 2012:
1,670	4.000%, 3/01/27 – AGM Insured	3/22 at 100.00	A+	1,771,653
2,000	4.375%, 3/01/32	3/22 at 100.00	A+	2,142,640

1,000	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2014, 5.000%, 3/01/33	3/22 at 100.00	AA–	1,143,270

2,000	Hazelwood School District, St Louis County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2013A, 5.000%, 3/01/33	3/23 at 100.00	AA+	2,307,580

1,315	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010, 5.000%, 3/01/27	3/20 at 100.00	AA+	1,526,860

1,000	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2014, 5.000%, 3/01/32	3/24 at 100.00	AA+	1,170,660

2,000	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 4.750%, 3/01/26	3/19 at 100.00	AA	2,237,400

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2013A, 5.000%, 3/01/31	3/21 at 100.00	AA	$574,475

1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, School Building Series 2008, 4.750%, 3/01/27	3/18 at 100.00	Aa1	1,100,380

	Kansas City, Missouri, General Obligation Bonds, Improvement & Refunding Series 2012A:
1,025	4.000%, 2/01/25	2/22 at 100.00	AA	1,136,848
5,000	4.500%, 2/01/26	No Opt. Call	AA	5,695,750

2,000	Miller County School District R-2, Osage, Missouri, General Obligation Bonds, Series 2006, 5.000%, 3/01/24 – AGM Insured	3/16 at 100.00	AA	2,091,040

	Missouri School Boards Association, Lease Participation Certificates, Clay County School District 53 Liberty, Series 2007:
1,015	5.250%, 3/01/25 – AGM Insured	3/17 at 100.00	AA	1,104,462
1,070	5.250%, 3/01/26 – AGM Insured	3/17 at 100.00	AA	1,158,938
625	5.250%, 3/01/27 – AGM Insured	3/17 at 100.00	AA	674,344

1,250	Nixa Reorganized School District R 02, Christian County, Missouri, General Obligation Bonds, Series 2006, 5.250%, 3/01/24 – AGM Insured	3/16 at 100.00	AA+	1,310,575

500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Refunding & Improvement Series 2014, 4.000%, 3/01/32	3/24 at 100.00	AA+	535,550

1,240	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Series 2007, 5.000%, 3/01/27	3/18 at 100.00	AA+	1,375,544

595	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Series 2005, 5.000%, 3/01/25	3/15 at 100.00	AA+	597,398

1,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, School Building Series 2014B, 5.000%, 3/01/34	3/24 at 100.00	AA–	1,153,480

200	Platte County R-III School District Building Corporation, Missouri, Leasehold Refunding and Improvement Revenue Bonds, Series 2008, 5.000%, 3/01/28	3/18 at 100.00	AA–	220,320

1,200	Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates of Participation, Series 2014, 5.000%, 3/01/33 – AGM Insured	3/24 at 100.00	AA	1,363,908

2,500	Saint Louis Special Administrative Board of the Transitional School District, Missouri, General Obligation Bonds, St Louis Public Schools, Missouri Direct Deposit Program, Series 2011B, 4.000%, 4/01/25	4/21 at 100.00	AA+	2,664,825

	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Series 2013:
1,000	5.000%, 3/01/32	3/23 at 100.00	AA+	1,159,230
1,000	5.000%, 3/01/33	3/23 at 100.00	AA+	1,157,670

5,000	Wentzville School District R-04, Saint Charles County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 0.000%, 3/01/26	3/19 at 66.11	AA+	3,055,850
43,930	Total Tax Obligation/General			46,142,402

	Tax Obligation/Limited – 19.6%

	Belton, Missouri, Certificates of Participation, Series 2007:
600	4.375%, 3/01/19 – NPFG Insured	3/17 at 100.00	A3	626,388
250	4.500%, 3/01/22 – NPFG Insured	3/17 at 100.00	A3	258,297

375	Belton, Missouri, Certificates of Participation, Series 2008, 5.250%, 3/01/29	3/18 at 100.00	A+	411,776

4,930	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	AA+	5,638,244

550	Cape Girardeau County Reorganized School District R2, Missouri, Certificates of Participation, Refunding Series 2014, 4.000%, 4/01/24 – BAM Insured	No Opt. Call	AA	603,234

Nuveen Investments	27

Nuveen Missouri Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,975	Cass County, Missouri, Certificates of Participation, Refunding Series 2010, 4.000%, 5/01/22	5/20 at 100.00	A	$2,123,322

365	Excelsior Springs Community Center, Missouri, Sales Tax Revenue Bonds, Series 2014, 4.000%, 3/01/28 – AGM Insured	3/23 at 100.00	AA	389,572

500	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds, Phoenix Center II Community Improvement District Project, Series 2013A, 5.000%, 11/01/37	11/20 at 100.00	N/R	519,250

1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28	6/16 at 100.00	N/R	1,459,631

530	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	585,724

1,850	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	2,017,518

	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
3,500	5.000%, 12/30/29	12/23 at 100.00	A+	4,066,510
4,090	5.000%, 12/30/31	12/23 at 100.00	A+	4,717,570

	Harrisonville, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Revenue Bonds, Harrisonville Towne Center Project, Series 2007:
340	4.375%, 11/01/17	5/15 at 100.00	A+	340,758
715	4.500%, 11/01/22	5/15 at 100.00	A+	716,008

	Hazelwood School District, St Louis County, Missouri, Certificates of Participation, Energy Improvements Project, Series 2006:
515	4.500%, 3/01/17	3/16 at 100.00	A+	531,434
445	4.500%, 3/01/18	3/16 at 100.00	A+	457,398

1,745	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005, 5.500%, 3/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB+	2,099,724

	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 2013B:
820	4.875%, 3/01/33	3/23 at 100.00	BBB+	864,739
885	5.000%, 3/01/38	3/23 at 100.00	BBB+	935,206

110	Jackson County, Missouri, Special Obligation Bonds, Refunding Series 2015, 3.125%, 12/01/31	12/24 at 100.00	Aa3	107,061

1,040	Jackson County, Missouri, Special Obligation Bonds, Truman Sports Complex Project, Refunding Series 2014, 5.000%, 12/01/31	12/24 at 100.00	Aa3	1,209,094

925	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	9/21 at 100.00	AA–	1,022,735

1,200	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014, 4.250%, 3/01/23	No Opt. Call	N/R	1,277,832

2,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	1,321,200

2,525	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/16 at 100.00	N/R	2,579,085

1,750	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2014C, 5.000%, 9/01/33	9/23 at 100.00	AA–	1,999,883

1,025	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2012A, 5.000%, 3/01/26	3/22 at 100.00	AA–	1,181,528

2,000	Lakeside 370 Levee District, Saint Charles, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28 (4)	4/16 at 100.00	N/R	999,980

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$4,920	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 5.000%, 6/01/35	6/15 at 100.00	A	$4,972,004

1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Branson – Branson Landing Project, Series 2015A, 4.000%, 6/01/34 (WI/DD, Settling 3/31/15)	6/23 at 100.00	A	1,000,230

1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Centerpoint Project, Series 2007E, 5.125%, 4/01/25	4/17 at 100.00	A–	1,041,660

1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2008B, 5.000%, 3/01/25	3/18 at 100.00	A–	1,089,780

1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Saint Joseph Sewerage System Improvement Project, Series 2011E, 5.375%, 5/01/36	5/20 at 100.00	A+	1,149,270

	Missouri Development Finance Board, Missouri, Annual Appropriation Revenue Bonds, Fulton State Hospital Project, Series 2014:
2,575	3.000%, 10/01/26	10/22 at 100.00	AA+	2,553,138
535	3.000%, 10/01/27	10/22 at 100.00	AA+	524,353

180	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured	3/15 at 100.00	AA–	180,788

1,000	Oak Grove, Missouri, Refunding and Improvement Certificates of Participation Series 2012, 5.000%, 1/01/33	1/22 at 100.00	Baa1	1,043,480

3,955	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	5/15 at 100.00	N/R	3,909,953

1,000	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series 2004, 5.250%, 3/01/24 – RAAI Insured	9/15 at 100.00	N/R	1,002,020

570	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42	No Opt. Call	BBB	590,167

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
15,780	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	2,747,456
8,935	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA–	1,456,137

540	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	572,049

1,000	Raytown, Missouri, Annual Appropriation Supported Tax Increment and Sales Tax Revenue Bonds, Raytown Live Redevelopment Project Area 1, Series 2007, 5.125%, 12/01/31	6/17 at 100.00	A+	1,044,070

1,700	Riverside Industrial Development Authority, Missouri, Industrial Development Revenue Bonds, Riverside Horizon, Series 2007A, 5.000%, 5/01/27 – ACA Insured	5/17 at 100.00	A	1,743,486

	Saint Joseph Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Sewerage System Improvements Project, Series 2007:
500	4.750%, 4/01/20	4/17 at 100.00	A+	537,265
390	4.750%, 4/01/21	4/17 at 100.00	A+	419,067

250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44	7/24 at 100.00	N/R	255,445

1,875	Saint Louis County Special School District, Missouri, Certificates of Participation Lease, Series 2014B, 4.000%, 4/01/28	4/22 at 100.00	AA	1,987,819

3,225	Saint Louis Industrial Development Authority, Missouri, Compound Interest Leasehold Revenue Bonds, St. Louis Convention Center Headquarters Hotel, Series 2000, 0.000%, 7/15/15 – AMBAC Insured	No Opt. Call	A	3,204,360

Nuveen Investments	29

Nuveen Missouri Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A:
$1,000	0.000%, 7/15/26 – AGC Insured	No Opt. Call	AA	$668,710
1,000	0.000%, 7/15/27 – AGC Insured	No Opt. Call	AA	629,980
1,000	0.000%, 7/15/28 – AGC Insured	No Opt. Call	AA	592,840
1,000	0.000%, 7/15/29 – AGC Insured	No Opt. Call	AA	565,320

1,945	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Exposition Center, Series 2002A, 5.000%, 6/01/27 – AMBAC Insured	6/15 at 100.00	Aa3	1,952,683

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
660	5.375%, 11/01/24	5/15 at 100.00	N/R	660,304
1,600	5.500%, 11/01/27	5/15 at 100.00	N/R	1,600,816

1,800	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.500%, 11/01/27	5/15 at 100.00	N/R	1,802,142

1,595	Texas County, Missouri, Certificates of Participation, Justice Center Project, Series 2006, 4.500%, 12/01/25 – AGC Insured	12/16 at 100.00	AA	1,700,015

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB	1,106,270
104,770	Total Tax Obligation/Limited			85,363,778

	Transportation – 3.2%

665	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 – AGM Insured	10/23 at 100.00	AA	761,365

3,500	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2012, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/22 at 100.00	A–	3,736,740

2,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Series 2009A-2, 6.125%, 7/01/24	7/19 at 100.00	A–	2,352,500

3,210	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	AA–	3,669,062

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A:
1,035	5.000%, 7/01/20 – AGM Insured	7/17 at 100.00	AA	1,132,766
2,000	5.000%, 7/01/21 – AGM Insured	7/17 at 100.00	AA	2,178,660
12,410	Total Transportation			13,831,093

	U.S. Guaranteed – 7.1% (5)

	Cape Girardeau County Building Corporation, Missouri, Leasehold Revenue Bonds, Reorganized School District R-02, Jackson R-II School District High School Project, Series 2005:
1,290	5.250%, 3/01/21 (Pre-refunded 3/01/16) – NPFG Insured	3/16 at 100.00	AA– (5)	1,355,300
1,000	5.250%, 3/01/26 (Pre-refunded 3/01/16) – NPFG Insured	3/16 at 100.00	AA– (5)	1,050,620

1,500	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 6.000%, 3/01/39 (Pre-refunded 3/01/18)	3/18 at 100.00	A– (5)	1,731,390

	Columbia, Missouri, Special Obligation Electric Utility Improvement Bonds, Annual Appropriation Obligation, Series 2008A:
400	5.000%, 10/01/21 (Pre-refunded 10/01/17)	10/17 at 100.00	AA (5)	445,016
500	5.125%, 10/01/30 (Pre-refunded 10/01/17)	10/17 at 100.00	AA (5)	557,875

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (5) (continued)

$1,000	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2007A, 5.000%, 11/01/33 (Pre-refunded 11/01/17)	11/17 at 100.00	AA+ (5)	$1,115,690

3,000	Jackson County, Missouri, Special Obligation Bonds, Harry S. Truman Sports Complex, Series 2006, 5.000%, 12/01/28 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (5)	3,238,410

1,025	Kansas City Metropolitan Junior College District Certificates of Participation, Missouri, Series 2008, 4.500%, 7/01/21 (Pre-refunded 7/01/17)	7/17 at 100.00	Aa2 (5)	1,118,541

665	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Maincor Project, Series 2007A, 5.250%, 3/01/18 (ETM)	No Opt. Call	N/R (5)	714,183

4,000	Kansas City, Missouri, Special Facility Revenue Bonds, MCI Overhaul Base Project, Series 2005G, 4.750%, 9/01/28 (Pre-refunded 9/01/15) (Alternative Minimum Tax)	9/15 at 100.00	AA– (5)	4,094,080

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,000	0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	975,450
1,800	0.000%, 9/01/21 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	1,602,288
2,385	0.000%, 9/01/22 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	2,063,812

1,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project Series 2006A, 5.000%, 1/01/28 (Pre-refunded 1/01/16) – AMBAC Insured	1/16 at 100.00	A2 (5)	1,039,740

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Series 2006:
405	5.000%, 1/01/17 (Pre-refunded 1/01/16) – NPFG Insured	1/16 at 100.00	AA– (5)	421,411
4,720	5.000%, 1/01/34 (Pre-refunded 1/01/16) – NPFG Insured	1/16 at 100.00	AA– (5)	4,911,254

2,170	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/15)	5/15 at 100.00	A (5)	2,189,877

2,055	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)	6/15 at 100.00	N/R (5)	2,467,541
29,915	Total U.S. Guaranteed			31,092,478

	Utilities – 5.2%

425	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, City of Independence, Missouri, Annual Appropriation Electric System Revenue Bonds – Dogwood Project, Series 2012A, 5.000%, 6/01/26	6/22 at 100.00	AA	477,394

2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB) (6)	12/16 at 100.00	AA+	3,040,015

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
3,300	5.000%, 1/01/31	1/24 at 100.00	A2	3,792,657
1,755	5.000%, 1/01/32	1/24 at 100.00	A2	2,005,316

2,025	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Series 2009A, 6.000%, 1/01/39	1/16 at 100.00	A2	2,271,321

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,885	5.000%, 1/01/32	1/25 at 100.00	A–	3,296,863
1,450	5.000%, 1/01/34	1/25 at 100.00	A–	1,650,462

1,500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Series 2006, 5.000%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	1,549,920

Nuveen Investments	31

Nuveen Missouri Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2012:
$2,200	5.000%, 1/01/32	1/21 at 100.00	A2	$2,427,986
2,000	5.000%, 1/01/37	1/21 at 100.00	A2	2,192,660
20,505	Total Utilities			22,704,594

	Water and Sewer – 5.2%

725	Cape Girardeau, Missouri, Waterworks System Refunding Revenue Bonds, Series 2012A, 3.375%, 1/01/26	1/20 at 100.00	A+	743,248

3,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 – BAM Insured	3/23 at 100.00	AA	3,108,240

1,370	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	1,522,700

745	Jefferson County Consolidated Public Water Supply District C1, Missouri, Waterworks Revenue Bonds, Refunding Series 2010, 4.125%, 12/01/24	12/17 at 100.00	A+	803,453

2,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Series 2009A, 5.250%, 1/01/34	1/19 at 100.00	AA	2,251,960

500	Kansas City, Missouri, Water Revenue Bonds, Refunding & Improvement Series 2009A, 5.250%, 12/01/32	12/18 at 100.00	AA+	565,185

1,500	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Refunding Series 2009, 6.750%, 6/15/35	6/16 at 100.00	A–	1,559,970

500	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2008A, 5.750%, 5/01/38	5/17 at 100.00	AAA	550,350

4,665	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2012A, 5.000%, 5/01/42	5/22 at 100.00	AAA	5,350,848

470	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2001C, 5.000%, 7/01/23	7/15 at 100.00	Aaa	471,903

50	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2005C, 4.750%, 7/01/23	1/16 at 100.00	Aaa	51,880

1,000	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2008A, 5.750%, 1/01/29	1/19 at 100.00	Aaa	1,158,170

2,070	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	1/17 at 100.00	N/R	2,139,904

1,500	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2015, 4.125%, 12/01/38	12/21 at 100.00	AA	1,543,185

590	Taney County Public Water Supply District 3, Missouri, Certificates of Participation, Refunding Series 2010, 4.500%, 7/01/25	7/15 at 101.00	A+	598,950

395	Warrenton, Missouri, Waterworks & Sewer System Revenue Bonds, Series 2014, 3.375%, 7/01/28 – BAM Insured	7/23 at 100.00	AA	403,654
21,080	Total Water and Sewer			22,823,600
$427,210	Total Long-Term Investments (cost $398,170,015)			430,919,324
	Floating Rate Obligations – (0.5)%			(2,225,000)
	Other Assets Less Liabilities – 1.8%			7,998,321
	Net Assets – 100%			$436,692,645

32	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$430,919,324	$—	$430,919,324

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2015, the cost of investments was $394,910,521.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$36,001,385
Depreciation	(2,217,739)
Net unrealized appreciation (depreciation) of investments	$33,783,646

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	On October 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of the accrual from 7.000% to 3.150%.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	33

Nuveen Ohio Municipal Bond Fund

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.8%

	MUNICIPAL BONDS – 98.8%

	Consumer Staples – 3.0%

$250	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16	No Opt. Call	Aa1	$261,562

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
17,315	5.125%, 6/01/24	6/17 at 100.00	B–	14,878,953
1,000	5.875%, 6/01/47	6/17 at 100.00	B	831,410
18,565	Total Consumer Staples			15,971,925

	Education and Civic Organizations – 6.1%

2,465	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014, 5.000%, 9/01/30	9/24 at 100.00	AA	2,919,595

1,925	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	2,167,531

1,600	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	1,678,192

910	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA–	1,038,601

400	Ohio Higher Education Facilities Commission, Revenue Bonds, College of Wooster Project, Series 2005, 5.000%, 9/01/20	9/15 at 100.00	A1	408,984

1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 1997, 5.000%, 4/01/19	4/16 at 100.00	A3	1,034,230

1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Mount Union College, Series 2006, 5.000%, 10/01/31	10/16 at 100.00	A3	1,026,160

	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
1,140	5.000%, 11/01/27	5/22 at 100.00	AA	1,333,629
1,000	5.000%, 11/01/30	5/22 at 100.00	AA	1,153,360

645	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2009, 5.375%, 12/01/29	12/18 at 100.00	A	728,534

1,250	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Tender Option Bond Trust 1144, 17.289%, 12/01/43 (IF) (4)	12/22 at 100.00	A	1,849,350

500	Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, Xavier University Project, Series 2010, 5.000%, 5/01/40	5/20 at 100.00	A–	551,540

1,885	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series 2006, 5.000%, 12/01/44 – NPFG Insured	12/16 at 100.00	AA–	2,009,712

	Ohio State University, General Receipts Bonds, Series 2014A:
4,820	5.000%, 12/01/34	12/24 at 100.00	Aa1	5,683,889
5,000	5.000%, 12/01/39	12/24 at 100.00	Aa1	5,826,700

500	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series 2008A, 5.500%, 12/01/28	12/18 at 100.00	A3	561,345

1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39	12/22 at 100.00	Aa3	1,128,650

1,030	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	A+	1,083,766
28,070	Total Education and Civic Organizations			32,183,768

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care – 19.0%

	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A:
$3,050	5.250%, 6/01/38	6/20 at 100.00	AA–	$3,465,807
250	5.000%, 6/01/38	6/20 at 100.00	AA–	279,575

	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
750	5.500%, 11/01/22	11/20 at 100.00	A–	876,517
4,140	5.500%, 11/01/40	11/20 at 100.00	A–	4,753,300

850	Butler County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Series 2011, 5.625%, 4/01/41	No Opt. Call	A	967,572

1,600	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Baa2	1,723,088

	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Improvement Series 2009:
3,000	5.000%, 11/01/34	11/19 at 100.00	Aa2	3,375,630
3,000	5.250%, 11/01/40	11/19 at 100.00	Aa2	3,401,670

3,180	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2008A, 5.000%, 11/01/40	11/18 at 100.00	Aa2	3,477,489

10,300	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA+	11,577,612

470	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34	6/21 at 100.00	A2	563,553

750	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	8/18 at 100.00	A3	844,268

	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
400	5.000%, 11/15/38	11/18 at 100.00	AA	438,848
305	5.125%, 11/15/40	11/18 at 100.00	AA	335,171

3,240	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA	3,928,079

2,530	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A	2,640,763

930	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,009,831

7,000	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering Medical Center, Series 1996, 6.250%, 4/01/20 – NPFG Insured	No Opt. Call	AA–	7,919,100

750	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009A, 5.000%, 5/01/39	5/19 at 100.00	A+	817,072

2,270	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/32	5/16 at 100.00	A+	2,274,631

2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/44	2/23 at 100.00	BB+	2,073,080

2,480	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	2,785,685

11,150	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	12,608,978

	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3551:
700	20.338%, 1/01/17 (IF)	No Opt. Call	Aa2	970,396
5,625	20.455%, 1/01/39 (IF)	1/19 at 100.00	Aa2	8,569,125

Nuveen Investments	35

Nuveen Ohio Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2013A:
$1,465	5.000%, 1/15/28	1/23 at 100.00	A	$1,667,639
4,390	5.000%, 1/15/29	1/23 at 100.00	A	4,987,347

	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008:
500	5.500%, 12/01/28	12/18 at 100.00	A–	565,605
1,305	5.750%, 12/01/35	12/18 at 100.00	A–	1,482,937

800	Scioto County, Ohio, Hospital Facilities Refunding Revenue Bonds, Southern Ohio Medical Center, Series 2008, 5.750%, 2/15/38	2/18 at 100.00	A2	884,768

	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
3,500	5.000%, 12/01/37	No Opt. Call	Baa2	3,680,040
5,500	5.000%, 12/01/42	No Opt. Call	Baa2	5,753,275
88,180	Total Health Care			100,698,451

	Housing/Multifamily – 1.6%

500	Bowling Green, Ohio, Student Housing Revenue Bonds, CFP I LLC – Bowling Green State University Project, Series 2010, 5.750%, 6/01/31	6/20 at 100.00	BBB–	543,705

860	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (Alternative Minimum Tax)	5/15 at 100.00	N/R	771,214

1,805	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aa1	1,917,488

2,175	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	Aa1	2,278,421

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aa1	3,123,360
8,340	Total Housing/Multifamily			8,634,188

	Housing/Single Family – 0.1%

515	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2009C, 5.200%, 9/01/29	9/18 at 100.00	Aaa	545,297

	Industrials – 1.9%

500	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland Christian Home Project, Series 2002C, 5.950%, 5/15/22	5/15 at 100.00	BBB+	502,020

3,500	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB–	3,897,320

	Ohio State, Economic Development Revenue Bonds, Ohio Enterprise Bond Fund, Shearer’s Foods Inc. Project, Series 2009-5:
1,455	5.000%, 6/01/22	12/19 at 100.00	AA+	1,677,993
1,645	5.000%, 12/01/24	12/19 at 100.00	AA+	1,892,227

1,600	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa1	2,026,528
8,700	Total Industrials			9,996,088

	Long-Term Care – 1.2%

800	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2005A, 5.000%, 7/01/26	7/15 at 100.00	BBB–	803,160

1,505	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB–	1,639,682

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$400	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities Project, Series 2006A, 5.000%, 1/01/27	1/17 at 100.00	BBB	$414,124

3,080	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & Improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	3,409,899
5,785	Total Long-Term Care			6,266,865

	Tax Obligation/General – 15.6%

1,200	Adams County-Ohio Valley School District, Adams and Highland Counties, Ohio, Unlimited Tax School Improvement General Obligation Bonds, Series 1995, 7.000%, 12/01/15 – NPFG Insured	No Opt. Call	AA–	1,253,484

330	Buckeye Valley Local School District, Ohio, Unlimited Tax General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 – NPFG Insured	No Opt. Call	AA–	343,431

1,180	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 – NPFG Insured	No Opt. Call	Aa3	627,453

300	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, School Improvement, Refunding Series 2010, 5.250%, 6/01/21	6/20 at 100.00	Aa2	355,686

	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2006:
535	5.250%, 12/01/19 – FGIC Insured	No Opt. Call	AA+	631,696
380	5.250%, 12/01/27 – FGIC Insured	No Opt. Call	AA+	481,015

1,000	Clyde-Green Springs Exempt Village School District, Summit County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/27 – AGM Insured	6/18 at 100.00	Aa2	1,099,050

1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	663,350

1,100	Cuyahoga County, Ohio, Limited Tax General Obligation Bonds, Series 1993, 5.650%, 5/15/18	No Opt. Call	AAA	1,189,012

6,000	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/24	12/23 at 100.00	AAA	7,468,440

3,160	Franklin County, Ohio, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/28	12/17 at 100.00	AAA	3,483,489

400	Gahanna, Ohio, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/27 – NPFG Insured	12/17 at 100.00	AA+	440,120

1,000	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds, Refunding School Improvement Series 2014, 5.000%, 11/01/32	11/24 at 100.00	Aa2	1,171,460

	Graham Local School District, Champaign and Shelby Counties, Ohio, General Obligation Bonds, School Improvement Series 2013:
500	0.000%, 12/01/29	No Opt. Call	Aa2	287,265
850	0.000%, 12/01/30	No Opt. Call	Aa2	465,859

1,000	Greene County, Ohio, General Obligation Bonds, General Infrastructure Series 2007, 5.250%, 12/01/26 – AMBAC Insured	12/17 at 100.00	Aa2	1,111,380

1,000	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement Series 2013, 5.250%, 1/01/38	1/22 at 100.00	AA	1,130,980

1,000	Highland Local School District, Morrow and Delaware Counties, Ohio, General Obligation Bonds, School Facilities Construction and Improvement Series 2008, 5.375%, 12/01/33	12/18 at 100.00	Aa2	1,137,660

1,095	Hilliard, Ohio, General Obligation Bonds, Various Purpose Series 2012, 5.000%, 12/01/23	12/22 at 100.00	Aa1	1,309,226

	Indian Creek Local School District, Jefferson County, Ohio, General Obligation Bonds, School Facilities Construction and Improvements, Series 2009:
1,750	5.000%, 12/01/34	6/19 at 100.00	Aa2	1,971,760
1,100	5.125%, 12/01/36	6/19 at 100.00	Aa2	1,206,183

Nuveen Investments	37

Nuveen Ohio Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,095	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, School improvement Series 2012, 0.000%, 12/01/27	6/19 at 100.00	Aa1	$714,378

755	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/19	No Opt. Call	Aa1	877,031

1,560	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	AA	1,986,582

340	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa1	390,837

1,000	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/28 – AMBAC Insured	12/18 at 100.00	A3	1,186,150

2,380	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	AA	2,649,392

665	Marysville Exempted Village School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AA	688,840

1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2013A, 0.000%, 12/01/22	No Opt. Call	Aa1	845,870

1,000	Maumee City School District, Lucas County, Ohio, General Obligation Bonds, Capital Apprication Refunding Series 2012, 0.000%, 12/01/23	No Opt. Call	AA–	777,380

1,000	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008, 5.250%, 12/01/36	12/18 at 100.00	Aa3	1,121,430

1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 – AMBAC Insured	No Opt. Call	Baa1	1,498,974

275	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	Aa3	307,587

1,585	New Albany, Ohio, General Obligation Bonds, Series 2012, 5.000%, 12/01/29	6/22 at 100.00	Aa1	1,838,584

530	Newark, Ohio, General Obligation Bonds, Storm Sewer Improvement Series 2009, 5.500%, 12/01/34	12/19 at 100.00	A1	594,353

	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Series 2005:
3,740	5.000%, 12/01/23 – AGM Insured	12/15 at 100.00	AA	3,872,882
500	5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AA	517,675
1,000	5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	AA	1,034,930

925	Oakwood City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2012, 0.000%, 12/01/21	No Opt. Call	Aa2	785,760

2,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R, 5.000%, 5/01/29	5/24 at 100.00	AAA	2,400,460

5,005	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2015A, 5.000%, 9/01/21	No Opt. Call	AA+	6,065,810

1,000	Ohio State, General Obligation Bonds, Natural Resources, Series 2007L, 5.000%, 10/01/16	No Opt. Call	AA+	1,073,690

3,280	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2012A, 5.000%, 9/15/23	No Opt. Call	AA+	4,055,031

1,100	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2012A, 5.000%, 2/01/16	No Opt. Call	AA+	1,149,423

	Ohio, General Obligation Bonds, Infrastructure Improvements, Refunding Series 2002A:
1,000	5.375%, 2/01/16	No Opt. Call	AA+	1,048,530
1,000	5.500%, 2/01/20	No Opt. Call	AA+	1,196,160

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,000	Olmsted Falls City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/35 – SYNCORA GTY Insured	6/17 at 100.00	A+	$1,078,670

1,500	Pettisville Local School District, Fulton County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement Bonds, Series 2009, 5.000%, 12/01/36	6/19 at 100.00	Aa2	1,637,295

	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013:
610	5.000%, 12/01/33	12/22 at 100.00	AA–	669,079
1,305	5.000%, 12/01/42	12/22 at 100.00	AA–	1,431,389

1,710	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/32	6/22 at 100.00	Aa2	1,949,537

3,435	Summit County, Ohio, General Obligation Bonds, Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA+	4,281,384

1,300	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School Improvement Series 1995, 5.250%, 12/01/36 – AGC Insured	6/17 at 100.00	AA	1,407,653

735	Symmes Township, Hamilton County, Ohio, General Obligation Bonds, Parkland Acquisition & Improvement Series 2010, 5.250%, 12/01/37	12/20 at 100.00	Aa1	869,623

500	Wadsworth City School District, Medina County, Ohio, General Obligation Bonds, School Improvement Series 2009, 5.000%, 12/01/37 – AGC Insured	12/17 at 100.00	AA	541,205

2,000	West Clermont Local School District, Clermont County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/31 – AGM Insured	12/18 at 100.00	AA	2,242,580
74,975	Total Tax Obligation/General			82,614,153

	Tax Obligation/Limited – 20.8%

	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
950	5.000%, 12/01/25	12/16 at 102.00	N/R	988,171
1,165	5.000%, 12/01/30	12/16 at 102.00	N/R	1,201,534
650	5.000%, 12/01/35	12/16 at 102.00	N/R	666,965

1,150	Cincinnati, Ohio, Economic Development Revenue Bonds, Keystone Parke Project, Series 2008A, 5.000%, 11/01/38	5/15 at 100.00	Aa3	1,154,152

	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2013A-2:
990	5.000%, 10/01/27	10/23 at 100.00	AA	1,149,984
1,150	5.000%, 10/01/30	10/23 at 100.00	AA	1,322,132
1,205	5.000%, 10/01/31	10/23 at 100.00	AA	1,380,460

2,600	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%, 11/15/19 – RAAI Insured	5/15 at 100.00	A–	2,606,578

	Columbiana Exempted Village School District, Columbiana County, Ohio, Certificates of Participation, Series 2010:
1,400	5.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA	1,559,866
1,645	5.000%, 12/01/28 – AGM Insured	12/20 at 100.00	AA	1,821,706

	Columbus-Franklin County Finance Authority, Ohio, Development Revenue Bonds, Hubbard Avenue Parking Facility Project, Series 2012A:
500	4.500%, 12/01/27	12/19 at 100.00	BBB	505,000
685	5.000%, 12/01/32	12/19 at 100.00	BBB	698,310
555	5.000%, 12/01/36	12/19 at 100.00	BBB	564,596

	Cuyahoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical Mart-Convention Center Project, Series 2010F:
2,710	5.250%, 12/01/25	12/20 at 100.00	Aa2	3,176,310
3,250	5.000%, 12/01/27	12/20 at 100.00	Aa2	3,753,848

Nuveen Investments	39

Nuveen Ohio Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2014:
$1,000	5.000%, 12/01/28	12/24 at 100.00	AAA	$1,208,080
1,810	5.000%, 12/01/32	12/24 at 100.00	AAA	2,147,963
1,585	5.000%, 12/01/33	12/24 at 100.00	AAA	1,876,497
1,385	5.000%, 12/01/34	12/24 at 100.00	AAA	1,633,234
1,055	5.000%, 12/01/35	12/24 at 100.00	AAA	1,241,144

1,700	Delaware County District Library, Ohio, Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34	12/19 at 100.00	Aa2	1,872,720

5,615	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Series 2005, 5.000%, 12/01/25 – AMBAC Insured	12/15 at 100.00	Aaa	5,816,298

	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Refunding Anticipation Bonds, Series 2007:
245	5.000%, 12/01/26	12/17 at 100.00	Aaa	270,135
210	5.000%, 12/01/27	12/17 at 100.00	Aaa	231,063

10,345	Franklin County Convention Facilities Authority, Ohio, Tax and Lease Revenue Anticipation and Refunding Bonds, Columbus City & Franklin County Lessees, Series 2014, 5.000%, 12/01/35	12/24 at 100.00	Aaa	11,904,405

1,675	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25	No Opt. Call	AAA	2,096,162

5,800	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A+	6,183,728

	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
500	0.000%, 12/01/26 – AMBAC Insured	No Opt. Call	A+	342,580
3,300	0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	A+	2,056,857
1,750	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	1,090,757

	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A:
1,235	5.000%, 12/01/25	12/21 at 100.00	A+	1,425,635
5,375	5.000%, 12/01/31	12/21 at 100.00	A+	6,042,199

26,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA	30,029,490

	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B:
435	0.000%, 9/01/27	No Opt. Call	Aa2	294,156
855	0.000%, 9/01/28	No Opt. Call	Aa2	557,152
2,635	5.000%, 9/01/31	9/19 at 100.00	Aa2	2,825,879

2,015	Milton Union Exempt Village School District, Ohio, Special Limited Obligation Bonds, Series 2009, 5.000%, 12/01/32	12/19 at 100.00	A+	2,219,724

1,100	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/23	10/22 at 100.00	A1	1,281,269

400	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	12/17 at 100.00	N/R	433,576

	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A:
1,400	5.000%, 12/01/23	12/22 at 100.00	AA+	1,669,220
800	5.000%, 12/01/24	12/22 at 100.00	AA+	947,544
101,530	Total Tax Obligation/Limited			110,247,079

	Transportation – 5.8%

	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
7,000	5.000%, 1/01/29	No Opt. Call	A–	7,746,060
1,000	5.000%, 1/01/30	1/22 at 100.00	A–	1,102,060
3,450	5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA	3,831,087

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

$1,000	Columbus Regional Airport Authority, Ohio, Revenue Bonds, Refunding Series 2007, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	AA–	$1,068,150

11,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/24 – FGIC Insured	No Opt. Call	AA	13,959,880

2,450	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.250%, 2/15/39	2/23 at 100.00	A+	2,826,761
25,900	Total Transportation			30,533,998

	U.S. Guaranteed – 8.5% (5)

	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2008A:
945	5.000%, 2/15/31 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (5)	1,062,690
4,705	5.250%, 2/15/43 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (5)	5,325,401

1,000	Beavercreek City School District, Ohio, General Obligation Bonds, Series 2009, 5.000%, 12/01/36 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa1 (5)	1,166,210

3,590	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B, 5.000%, 12/01/27 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	Aa3 (5)	3,635,629

2,515	Canton City School District, Stark County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/19 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	AA– (5)	2,547,167

1,000	Fairview Park, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/25 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	Aa2 (5)	1,036,640

	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Refunding Anticipation Bonds, Series 2007:
1,970	5.000%, 12/01/26 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	2,204,666
1,790	5.000%, 12/01/27 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	2,003,225

930	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Improvement Series 2006A, 5.000%, 12/01/26 (Pre-refunded 12/01/16) – NPFG Insured	12/16 at 100.00	AA+ (5)	1,005,618

2,500	Hubbard Exempt Village School District, Trumbull County, Ohio, General Obligation Bonds, Classroom Facilities Improvements, Series 2007, 5.000%, 12/01/34 (Pre-refunded 6/01/17) – CIFG Insured	6/17 at 100.00	A+ (5)	2,744,375

	Kings Local School District, Warren County, Ohio, General Obligation Bonds, School Improvement Series 2005:
1,000	5.000%, 12/01/22 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	AA (5)	1,037,030
1,480	5.000%, 12/01/24 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	AA (5)	1,534,804

1,725	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/30 (Pre-refunded 12/01/17) – NPFG Insured	12/17 at 100.00	Aa2 (5)	1,930,482

1,190	Marysville Exempted Village School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/24 (Pre-refunded 12/01/15) – AGM Insured	12/15 at 100.00	AA (5)	1,234,066

1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/31 (Pre-refunded 6/01/17)	6/17 at 100.00	Aa1 (5)	1,099,890

	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series 2005:
760	5.000%, 5/01/20 (Pre-refunded 5/01/15)	5/15 at 100.00	Baa2 (5)	766,551
1,000	5.000%, 5/01/26 (Pre-refunded 5/01/15)	5/15 at 100.00	Baa2 (5)	1,008,620

1,900	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 (Pre-refunded 4/01/15) – AGM Insured	4/15 at 100.00	AA (5)	1,908,797

Nuveen Investments	41

Nuveen Ohio Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (5) (continued)

$3,135	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series 2005A, 5.000%, 4/01/23 (Pre-refunded 4/01/15) – AGM Insured	4/15 at 100.00	AA (5)	$3,149,515

1,195	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	1,248,727

530	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AAA	601,137

	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2005B:
1,000	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,012,810
645	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	653,262

3,235	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (5)	3,500,658

600	Saint Marys City School District, Auglaize County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement, Series 2008, 5.000%, 12/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	Aa2 (5)	680,532

	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvement Series 2009:
690	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	808,273
310	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa3 (5)	363,137
42,340	Total U.S. Guaranteed			45,269,912

	Utilities – 3.5%

	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2008A:
55	5.000%, 2/15/31	2/18 at 100.00	A1	60,332
295	5.250%, 2/15/43	2/18 at 100.00	A1	323,857

1,500	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2015A, 5.000%, 2/15/42	2/24 at 100.00	A1	1,696,515

	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
4,740	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	AA–	2,147,978
2,000	5.000%, 11/15/38 – NPFG Insured	5/18 at 100.00	AA–	2,199,900
7,500	0.000%, 11/15/38 – NPFG Insured	No Opt. Call	AA–	2,699,700

2,800	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	Baa1	3,138,156

500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2010A, 3.375%, 7/01/33 (Mandatory put 7/01/15)	No Opt. Call	BBB–	504,120

500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, FirstEnergy Generation Corp. Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	BBB–	580,730

4,420	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	5,018,910
24,310	Total Utilities			18,370,198

	Water and Sewer – 11.7%

1,390	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	A3	1,480,239

1,730	Butler County, Ohio, Sewerage System Revenue Bonds, Series 2005, 5.000%, 12/01/23 – AGM Insured	No Opt. Call	Aa3	2,041,192

4,355	Cincinnati, Ohio, Water System Revenue Bonds, Series 2007B, 5.000%, 12/01/32	12/17 at 100.00	AAA	4,830,697

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$865	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	A1	$946,812

	Cleveland, Ohio, Water Revenue Bonds, Second Lien Series 2012A:
1,500	5.000%, 1/01/24	1/22 at 100.00	Aa2	1,783,305
775	5.000%, 1/01/26	1/22 at 100.00	Aa2	909,470
1,000	5.000%, 1/01/27	1/22 at 100.00	Aa2	1,166,610

10,225	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	11,737,380

5,300	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/25	12/24 at 100.00	AA+	6,598,394

450	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	A2	498,411

1,745	Lebanon, Ohio, Waterworks System Revenue Bonds, Improvement and Refunding Series 2012, 5.000%, 12/01/31	12/21 at 100.00	Aa3	2,010,066

	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006:
1,755	5.250%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	A–	1,898,699
80	4.750%, 12/01/46 – SYNCORA GTY Insured	12/16 at 100.00	A–	84,736

5,590	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 4.750%, 12/01/47 – SYNCORA GTY Insured	12/17 at 100.00	A–	6,058,889

8,500	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013, 5.000%, 11/15/38	5/23 at 100.00	AA+	9,716,180

3,125	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Tender Option Bond Trust 3A, 18.420%, 11/15/43 (IF)	5/23 at 100.00	AA+	4,855,000

	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance Program, Refunding Series 2009:
1,405	5.000%, 12/01/25	12/19 at 100.00	Aa1	1,630,123
1,475	5.000%, 12/01/26	12/19 at 100.00	Aa1	1,710,602

2,060	Springboro, Ohio, Sewer System Mortgage Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/27	6/22 at 100.00	Aa3	2,363,005
53,325	Total Water and Sewer			62,319,810
$480,535	Total Long-Term Investments (cost $484,255,250)			523,651,732
	Other Assets Less Liabilities – 1.2% (6)			6,248,354
	Net Assets – 100%			$529,900,086

Investments in Derivatives as of February 28, 2015

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (7)	Current Credit Spread (8)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs	Commonwealth of Puerto Rico	Buy	26.75 – 29.25%	$4,180,000	5.000%	12/20/19	$1,174,880	$214,430

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

Nuveen Investments	43

Nuveen Ohio Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	523,651,732	$—	523,651,732
Investments in Derivatives
Credit Default Swaps*	—	214,430	—	214,430
Total	$—	523,866,162	$—	523,866,162
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2015, the cost of investments (excluding investments in derivatives) was $484,864,046.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$39,908,061
Depreciation	(1,120,375)
Net unrealized appreciation (depreciation) of investments	$38,787,686

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(7)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(8)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

44	Nuveen Investments

Nuveen Wisconsin Municipal Bond Fund

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 97.6%

	MUNICIPAL BONDS – 97.6%

	Education and Civic Organizations – 5.7%

	Madison Community Development Authority, Wisconsin, Revenue Bonds, The Wisconsin Alumni Research Foundation, Series 2009:
$300	5.000%, 10/01/28	10/19 at 100.00	AAA	$347,094
1,000	5.000%, 10/01/34	10/19 at 100.00	AAA	1,154,210

1,000	Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science Education Consortium, Inc. Project, Series 2013A, 6.000%, 8/01/33	8/23 at 100.00	BBB–	1,132,680

1,300	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering Project, Series 2012, 4.100%, 4/01/32 – AGM Insured	4/22 at 100.00	AA	1,374,373

550	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project, Series 2012, 5.000%, 10/01/42	No Opt. Call	BBB	434,495

250	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	6/15 at 100.00	BBB-	220,033

1,060	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2006, 5.000%, 3/01/36	3/16 at 100.00	BBB–	844,248
5,460	Total Education and Civic Organizations			5,507,133

	Health Care – 17.1%

	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc., Series 2009:
1,150	5.500%, 2/15/29	2/19 at 100.00	A3	1,283,653
2,550	5.875%, 2/15/39	2/19 at 100.00	A3	2,855,643

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2013A, 5.250%, 8/15/34	8/23 at 100.00	BBB–	812,557

1,230	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32	5/16 at 100.00	BBB	1,252,398

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 18.225%, 4/01/17 (IF) (4)	No Opt. Call	AA–	1,381,880

250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc. Obligated Group, Tender Option Bond Trust 3592, 14.223%, 10/01/20 (IF) (4)	No Opt. Call	AA–	273,000

665	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc., Refunding Series 2012, 5.000%, 8/15/22	No Opt. Call	A	756,138

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.375%, 2/15/34	2/16 at 100.00	A–	1,025,830

890	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A–	960,185

1,350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32	8/22 at 100.00	AA	1,504,075

Nuveen Investments	45

Nuveen Wisconsin Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	AA–	$1,123,300

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/19	8/16 at 100.00	A–	2,125,160

1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29	5/24 at 100.00	BBB	1,096,660
14,835	Total Health Care			16,450,479

	Housing/Multifamily – 8.7%

2,000	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30	6/23 at 100.00	N/R	2,125,720

1,500	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin – Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB–	1,584,600

1,380	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	12/18 at 100.00	A+	1,474,627

2,000	Wisconsin Housing and Economic Development Authority Multi Family Housing Bonds, Western Technical College Student Housing Project, Series 2013B, 4.700%, 4/01/38	No Opt. Call	A	2,193,260

970	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (Alternative Minimum Tax)	5/16 at 100.00	AA	980,476
7,850	Total Housing/Multifamily			8,358,683

	Housing/Single Family – 2.5%

	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2005E:
1,000	4.900%, 11/01/35	5/15 at 100.00	AA	1,002,180
1,375	4.900%, 11/01/35 – AMBAC Insured	5/15 at 100.00	AA	1,378,245
2,375	Total Housing/Single Family			2,380,425

	Long-Term Care – 9.0%

1,000	New Richmond Community Development Authority, Wisconsin, Health Care Facilities Revenue Bonds, PHM/New Richmond Senior Housing, Inc., Series 2011, 6.650%, 9/01/43	9/18 at 101.00	N/R	1,050,560

1,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	BBB+	1,928,990

1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A–	1,598,490

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/44	12/22 at 102.00	N/R	2,016,760

2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44	10/22 at 102.00	N/R	2,053,820
8,250	Total Long-Term Care			8,648,620

	Materials – 0.4%

385	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	395,676

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 1.6%

	Guam Government, General Obligation Bonds, Series 2007A:
$1,000	5.000%, 11/15/23	11/17 at 100.00	BB–	$1,034,040
500	5.125%, 11/15/27	11/17 at 100.00	BB–	514,705
1,500	Total Tax Obligation/General			1,548,745

	Tax Obligation/Limited – 38.5%

650	Beloit Community Development Authority, Rock County, Wisconsin, Lease Revenue Bonds, Series 2009, 5.000%, 3/01/25	3/18 at 100.00	N/R	691,502

	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Refunding Bonds, Tax Increment District 7, Series 2011B:
1,000	3.850%, 9/01/20	9/18 at 100.00	A1	1,066,850
500	3.700%, 9/01/21	9/18 at 100.00	A1	526,590

	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Refunding Bonds, Tax Increment District 7, Series 2012:
100	1.850%, 9/01/18	No Opt. Call	A1	101,748
500	2.750%, 9/01/22	9/20 at 100.00	A1	513,320

	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/31	1/22 at 100.00	A	1,113,060
440	5.125%, 1/01/42	1/22 at 100.00	A	486,262

675	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, 5.125%, 6/01/29	6/16 at 100.00	A2	707,947

1,300	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2007A, 4.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	Aa3	1,355,718

275	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2005A, 4.600%, 8/01/22	8/15 at 100.00	A1	278,020

	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2008A:
500	4.625%, 12/01/28	12/18 at 100.00	A1	550,795
1,000	4.750%, 12/01/32	12/18 at 100.00	A1	1,102,600

	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
785	5.500%, 2/01/21	No Opt. Call	AA–	893,927
2,500	6.500%, 2/01/31	2/19 at 102.00	AA–	2,937,975

500	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	B	466,340

	Saint Francis Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2007:
400	4.150%, 3/01/20	3/17 at 100.00	A1	418,636
300	4.350%, 3/01/22	3/17 at 100.00	A1	311,643
280	4.500%, 3/01/24	3/17 at 100.00	A1	290,228
520	4.600%, 3/01/27	3/17 at 100.00	A1	537,254

1,935	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/26 – NPFG Insured	No Opt. Call	AA–	2,400,464

1,220	Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Series 2006A, 4.500%, 10/01/21	10/16 at 100.00	N/R	1,265,701

2,250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	No Opt. Call	AA	2,568,285

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 5.000%, 10/01/42	No Opt. Call	BBB+	1,087,420

Nuveen Investments	47

Nuveen Wisconsin Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,145	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	$1,266,175

	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A:
1,130	6.625%, 10/01/29	10/19 at 100.00	Baa3	1,290,991
240	6.750%, 10/01/37	10/19 at 100.00	Baa3	275,462

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.250%, 10/01/21	4/15 at 100.00	A1	1,003,000

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2005A, 5.000%, 10/01/21	10/15 at 100.00	A1	1,014,920

290	Winnebago County Housing Authority, Wisconsin, Housing Revenue Bonds, Group Home III Project, Series 1992A, 7.125%, 3/01/22	9/15 at 100.00	N/R	293,286

	Wisconsin Center District, Junior Dedicated Tax Revenue Bonds, Refunding Series 2013A:
785	4.000%, 12/15/25	12/22 at 100.00	Baa1	819,383
2,170	5.000%, 12/15/28	12/22 at 100.00	Baa1	2,438,060

	Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
2,985	5.250%, 12/15/23 – AGM Insured	No Opt. Call	AA	3,532,091
865	5.250%, 12/15/27 – AGM Insured	No Opt. Call	AA	1,036,088

	Wisconsin Center District, Senior Dedicated Tax Revenue Refunding Bonds, Series 2003A:
2,035	0.000%, 12/15/28 – AGM Insured	No Opt. Call	AA	1,335,591
1,945	0.000%, 12/15/31	No Opt. Call	AA	1,106,647
35,220	Total Tax Obligation/Limited			37,083,979

	Transportation – 2.2%

610	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 (Alternative Minimum Tax)	9/24 at 100.00	BBB+	670,524

1,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–	1,070,430

355	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	392,733
1,965	Total Transportation			2,133,687

	U.S. Guaranteed – 5.4% (5)

	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:
900	5.500%, 12/15/18 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	1,048,437
1,220	5.500%, 12/15/20 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	1,496,184

1,305	Sun Prairie Community Development Authority, Wisconsin, Lease Revenue Bonds, Tax Increment District 8, Series 2006, 4.250%, 8/01/25 (Pre-refunded 8/01/16)	8/16 at 100.00	A1 (5)	1,377,675

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A, 5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (5)	1,256,040
4,425	Total U.S. Guaranteed			5,178,336

	Utilities – 2.9%

1,375	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,587,740

1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/25	7/17 at 100.00	BB+	1,208,628
2,575	Total Utilities			2,796,368

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 3.6%

$1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	$1,111,460

2,000	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	2,318,560
3,000	Total Water and Sewer			3,430,020
$87,840	Total Long-Term Investments (cost $87,314,674)			93,912,151
	Other Assets Less Liabilities – 2.4%			2,286,408
	Net Assets – 100%			$96,198,559

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$93,912,151	$—	$93,912,151

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2015, the cost of investments was $87,091,092.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$7,242,916
Depreciation	(421,857)
Net unrealized appreciation (depreciation) of investments	$6,821,059

Nuveen Investments	49

Nuveen Wisconsin Municipal Bond Fund (continued)

Portfolio of Investments	February 28, 2015 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(IF)	Inverse floating rate investment.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

(ETM)	Escrowed to maturity.

50	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2015